Fair value of financial instruments - Disclosure of sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Derivatives - Recurring fair value measurement - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 1,286	£ 1,075
Favourable changes, Equity	4	1
Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(1,629)	(1,327)
Unfavourable changes, Equity	(4)	(1)
Corporate debt | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	34	45
Favourable changes, Equity	0	0
Corporate debt | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(22)	(27)
Unfavourable changes, Equity	0	0
Loans | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	612	338
Favourable changes, Equity	2	0
Loans | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(801)	(551)
Unfavourable changes, Equity	(2)	0
Private equity investments | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	263	268
Favourable changes, Equity	1	1
Private equity investments | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(263)	(281)
Unfavourable changes, Equity	(1)	(1)
Other | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	126	49
Favourable changes, Equity	1	0
Other | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(118)	(52)
Unfavourable changes, Equity	(1)	0
Interest rate derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	78	119
Favourable changes, Equity	0	0
Interest rate derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(158)	(155)
Unfavourable changes, Equity	0	0
Foreign exchange derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	4	16
Favourable changes, Equity	0	0
Foreign exchange derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(9)	(22)
Unfavourable changes, Equity	0	0
Credit derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	27	79
Favourable changes, Equity	0	0
Credit derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(32)	(71)
Unfavourable changes, Equity	0	0
Equity derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	142	161
Favourable changes, Equity	0	0
Equity derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(226)	(168)
Unfavourable changes, Equity	£ 0	£ 0